EMPLOYEE BENEFIT PLANS - Net Pension and Postretirement Benefit Cost (Credit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	535	3,374	2,434
Expected return on plan assets	(542)	(3,439)	(3,486)
Amortization of losses	1	6	738
Settlement expense	5,816	2,036	0
Net periodic benefit cost (credit)	5,810	1,977	(314)
Postretirement
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	4	7
Interest cost	70	70	51
Expected return on plan assets	0	0	0
Amortization of losses	0	0	15
Settlement expense	0	0	0
Net periodic benefit cost (credit)	$ 73	$ 74	$ 73